Shareholders' Equity - Accelerated Share Repurchases (Details) - 2021 Repurchase Program - USD ($) $ / shares in Units, shares in Millions, $ in Billions	Jan. 04, 2023	Jan. 04, 2022	Feb. 28, 2022
Citibank, N.A. | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
ASR agreement, amount	$ 2.0
Payments for ASR, amount	$ 2.0
ASR percent of notional amount received in shares	80.00%
Shares repurchased under ASR agreement (in shares)	17.4
Share price (in dollars per share)	$ 92.19
ASR, shares to be received at the end of program as a percent of notional amount	20.00%
ASR, maximum amount of shares received or delivered	43.4
Barclays Bank
Equity, Class of Treasury Stock [Line Items]
ASR agreement, amount		$ 1.5	$ 1.5
Payments for ASR, amount		$ 1.5
ASR percent of notional amount received in shares		80.00%
Shares repurchased under ASR agreement (in shares)		11.6	2.7
Share price (in dollars per share)		$ 103.34
ASR, shares to be received at the end of program as a percent of notional amount			20.00%
Transfer of shares to treasury stock value		$ 1.2
Barclays Bank | Forward Contracts
Equity, Class of Treasury Stock [Line Items]
Forward contract, notional amount		$ 0.3